Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Increase in net operating loss carry-forwards	$ 160,000
Operating loss carryforwards	$ 32,000,000
Operating loss carryforwards expiration, description	beginning in 2026 through 2038
Effective income tax rate reconciliation, percent	21.00%
Limitations on use of operating loss carryforwards, description	Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period.
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate reconciliation, percent	0.00%	0.00%